Loss per share - Additional information (Detail) - shares			12 Months Ended
	Jun. 01, 2018	Jun. 03, 2016	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
New ordinary shares payable			1,349,692
Warrants issued	50,076	1,071,042	162,292,274	321,444